Expense Example, No Redemption {- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-14 - Fidelity Advisor® Emerging Asia Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Emerging Asia Fund-Class A
Expense Example, No Redemption:
1 Year	$ 697
3 Years	955
5 Years	1,232
10 Years	2,021
Fidelity Advisor Emerging Asia Fund-Class M
Expense Example, No Redemption:
1 Year	501
3 Years	819
5 Years	1,160
10 Years	2,120
Fidelity Advisor Emerging Asia Fund-Class C
Expense Example, No Redemption:
1 Year	206
3 Years	637
5 Years	1,093
10 Years	2,358
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example, No Redemption:
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225
Class Z
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	$ 1,061